Material Related Party Transactions - Key Management Personnel Remuneration (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of remuneration of key management personnel [line items]
Salaries, wages and welfare	¥ 10,746	¥ 13,803	¥ 15,218
Retirement scheme contributions	1,458	1,785	1,797
Remuneration for key management personnel	12,204	15,588	17,015
Directors and supervisors [member]
Disclosure of remuneration of key management personnel [line items]
Remuneration for key management personnel	1,590	1,298	878
Senior management [member]
Disclosure of remuneration of key management personnel [line items]
Remuneration for key management personnel	¥ 10,614	¥ 14,290	¥ 16,137